UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05870 and 811-10171

Name of Fund: BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Senior Floating Rate Fund, Inc. and Master Senior Floating Rate LLC, 55 East 52nd Street,
New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Senior Floating Rate Fund, Inc.
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Mutual Fund	Value
Master Senior Floating Rate LLC	$ 307,808,984
Total Investments (Cost - $340,616,446) - 100.4%	307,808,984
Liabilities in Excess of Other Assets - (0.4)%	(1,338,708)
Net Assets - 100.0%	$ 306,470,276

BlackRock Senior Floating Rate Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Senior Floating Rate LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of November 30, 2009, the value of the investment and the percentage owned by the Fund of the Master LLC was $307,808,984 and 66.8%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master LLC.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

As of November 30, 2009, the Fund's investment in the Master LLC was classified as Level 2.

BlackRock Senior Floating Rate Fund II, Inc.
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Mutual Fund	Value
Master Senior Floating Rate LLC	$ 152,884,989
Total Investments (Cost - $167,904,242) - 100.4%	152,884,989
Liabilities in Excess of Other Assets - (0.4)%	(651,554)
Net Assets - 100.0%	$ 152,233,435

BlackRock Senior Floating Rate Fund II, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Senior Floating Rate LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of November 30, 2009, the value of the investment and the percentage owned by the Fund of the Master LLC was $152,884,989 and 33.2%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master LLC.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

As of November 30, 2009, the Fund's investment in the Master LLC was classified as Level 2.

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks		Shares	Value
Chemicals - 0.0%	GEO Specialty Chemicals, Inc. (a)(b)		39,151	$ 15,030
	Wellman Holdings, Inc. (a)		5,206	1,302
				16,332
Commercial Services &	Sirva (a)		1,817	18,170
Supplies - 0.0%
Paper & Forest Products -	Ainsworth Lumber Co. Ltd.		335,138	650,969
0.3%	Ainsworth Lumber Co. Ltd. (a)(b)		376,109	731,348
				1,382,317
	Total Common Stocks - 0.3%			1,416,819
			Par
	Corporate Bonds		(000)
Aerospace & Defense - 0.2%	L-3 Communications Corp., 5.88%, 1/15/15	USD	1,100	1,078,000
Chemicals - 1.6%	GEO Specialty Chemicals, Inc., 7.50%,
	3/31/15 (b)(c)		2,555	1,660,565
	GEO Specialty Chemicals, Inc., 10.00%, 3/31/15		2,515	1,634,464
	Nalco Co., 8.25%, 5/15/17 (b)		1,015	1,058,138
	Wellman Holdings, Inc., Second Lien Subordinate
	Note, 10.00%, 1/29/19 (b)(c)		2,000	2,000,000
	Wellman Holdings, Inc., Third Lien Subordinate Note,
	5.00%, 1/29/19 (c)(d)		2,265	1,132,500
				7,485,667
Commercial Services &	Clean Harbors, Inc., 7.63%, 8/15/16 (b)		1,600	1,610,000
Supplies - 0.6%	The Geo Group, Inc., 7.75%, 10/15/17 (b)		1,050	1,065,750
				2,675,750
Consumer Finance - 0.5%	Inmarsat Finance Plc, 7.38%, 12/01/17 (b)		2,300	2,323,000
Containers & Packaging -	Berry Plastics Escrow LLC, 8.25%,
0.9%	11/15/15 (b)		1,700	1,678,750
	Crown Americas LLC, 7.63%, 5/15/17 (b)		1,190	1,213,800
	Owens-Brockway Glass Container, Inc., 7.38%,
	5/15/16		1,210	1,225,125
				4,117,675
Diversified Financial	FCE Bank Plc, 7.88%, 2/15/11	GBP	100	161,630
Services - 0.5%	FCE Bank Plc, 7.13%, 1/16/12	EUR	1,300	1,864,170
	FCE Bank Plc, 7.13%, 1/15/13		200	280,789
				2,306,589
Diversified	Cincinnati Bell, Inc., 8.25%, 10/15/17	USD	1,800	1,786,500
Telecommunication	PAETEC Holding Corp., 8.88%, 6/30/17		1,300	1,290,250
Services - 1.2%	Qwest Communications International, Inc., 8.00%,
	10/01/15 (b)		1,200	1,200,000
	Qwest Corp., 8.38%, 5/01/16 (b)		990	1,034,550
				5,311,300
Food Products - 0.4%	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		1,790	1,875,025
Health Care Providers &	DaVita, Inc., 6.63%, 3/15/13		1,660	1,647,550
Services - 0.4%
Hotels, Restaurants &	MGM Mirage, 11.13%, 11/15/17 (b)		1,030	1,127,850
Leisure - 0.2%

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Household Durables - 0.5%	Beazer Homes USA, Inc., 12.00%,
	10/15/17 (b)	USD	2,300	$ 2,484,000
IT Services - 0.3%	SunGard Data Systems, Inc., 4.88%, 1/15/14		1,429	1,316,466
Independent Power	Calpine Construction Finance Co. LP,
Producers & Energy	8.00%, 6/01/16 (b)		3,770	3,788,850
Traders - 2.2%	NRG Energy, Inc., 7.25%, 2/01/14		6,200	6,254,250
				10,043,100
Media - 0.9%	EchoStar DBS Corp., 7.00%, 10/01/13		1,450	1,450,000
	UPC Germany GmbH, 8.13%, 12/01/17 (b)		2,750	2,750,000
				4,200,000
Paper & Forest Products -	Ainsworth Lumber Co. Ltd., 11.00%,
2.6%	7/29/15 (b)(d)		2,891	1,763,781
	NewPage Corp., 6.53%, 5/01/12 (e)		650	399,750
	NewPage Corp., 11.38%, 12/31/14 (b)		8,450	8,323,250
	Verso Paper Holdings LLC, Series B, 4.03%,
	8/01/14 (e)		1,670	1,252,500
				11,739,281
Textiles, Apparel & Luxury	Levi Strauss & Co., 8.63%, 4/01/13	EUR	2,000	2,928,016
Goods - 0.6%
Wireless	Cricket Communications, Inc., 7.75%,
Telecommunication	5/15/16 (b)	USD	4,250	4,196,875
Services - 0.9%
	Total Corporate Bonds - 14.5%			66,856,144
	Floating Rate Loan Interests (e)
Aerospace & Defense - 0.5%	Hawker Beechcraft Acquisition Co. LLC, Letter of
	Credit Facility Deposit, 2.28%, 3/26/14		177	131,841
	Hawker Beechcraft Acquisition Co. LLC, Term Loan,
	2.23% - 2.28%, 3/26/14		2,936	2,191,975
				2,323,816
Airlines - 0.3%	Delta Air Lines, Inc., Credit-Linked Deposit Loan,
	2.28%, 4/30/12		1,470	1,291,150
Auto Components - 2.7%	Allison Transmission, Inc., Term Loan, 2.99% - 3.04%,
	8/07/14		7,234	6,329,923
	Dana Holding Corp., Term Advance, 7.25%, 1/31/15		4,079	3,640,907
	Lear Corp., Term Loan B, 7.50%, 10/14/14		2,375	2,378,463
				12,349,293
Beverages - 0.4%	Inbev NV/SA, Bridge Loan, 1.43%, 7/15/13		2,000	1,958,126
Building Products - 1.7%	Building Materials Corp. of America, Term Loan
	Advance, 3.00%, 2/22/14		1,998	1,807,101
	Goodman Global Holdings, Term Loan B, 6.25%,
	2/13/14		3,680	3,676,935
	Momentive Performance Materials (Blitz 06-103 GmbH),
	Tranche B-1 Term Loan, 2.50%, 12/04/13		969	871,482
	Momentive Performance Materials (Blitz 06-103 GmbH),
	Tranche B-2 Term Loan, 2.69%, 12/04/13	EUR	967	1,277,584
				7,633,102

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (e)		(000)	Value
Capital Markets - 0.5%	Marsico Parent Co., LLC, Term Loan, 5.00% - 5.06%,
	12/15/14	USD	912	$ 572,160
	Nuveen Investments, Inc., Term Loan, 3.28%,
	11/13/14		2,068	1,725,887
				2,298,047
Chemicals - 5.0%	Ashland Inc., Term B Borrowing, 7.65%, 5/13/14		1,493	1,514,904
	Brenntag Holding GmbH & Co. KG, Acquisition Facility
	1, 1.99% - 2.74%, 1/20/14		125	117,792
	Brenntag Holding GmbH & Co. KG, Facility B2, 1.99%,
	1/20/14		1,831	1,720,740
	Edwards (Cayman Islands II) Ltd., Term Loan (First
	Lien), 2.26%, 5/31/14		733	611,243
	Gentek, Inc., Term Loan B, 7.00%, 10/20/14		1,300	1,305,417
	Huish Detergents Inc., Loan (Second Lien), 4.50%,
	10/26/14		750	701,250
	Huish Detergents Inc., Tranche B Term Loan, 1.99%,
	4/26/14		620	587,751
	Matrix Acquisition Corp. (MacDermid, Inc.), Tranche C
	Term Loan, 2.64%, 12/15/13	EUR	1,049	1,259,543
	Nalco Co., Term Loan, 6.50%, 5/13/16	USD	3,607	3,629,418
	PQ Corp. (fka Niagara Acquisition, Inc.), Loan (Second
	Lien), 6.74%, 7/30/15		2,750	2,253,037
	PQ Corp. (fka Niagara Acquisition, Inc.), Original
	Term Loan (First Lien), 3.54% - 3.49%,
	7/30/14		4,955	4,360,345
	Rockwood Specialties Group, Inc., Term Loan H,
	6.00%, 5/15/14		1,815	1,817,564
	Solutia Inc., Loan, 7.25%, 2/28/14		3,064	3,099,041
				22,978,045
Commercial Services &	ARAMARK Corp., Facility Letter of Credit, 2.03%,
Supplies - 2.6%	1/26/14		136	122,499
	ARAMARK Corp., U.S. Term Loan, 2.11% - 2.16%, 1/26/14		2,066	1,862,684
	Alliance Laundry Systems LLC, Term Loan, 2.75% -
	2.78%, 1/27/12		542	512,311
	Casella Waste Systems, Inc., Term Loan B, 7.00%,
	4/08/14		1,247	1,249,992
	John Maneely Co., Term Loan, 3.49% - 3.53%,
	12/09/13		1,139	1,042,283
	Johnson Diversey, Inc., Term Loan B, 5.50%, 11/20/15		1,600	1,596,000
	SIRVA Worldwide, Inc., Loan (Second Lien), 12.00%,
	5/12/15		437	43,719
	Synagro Technologies, Inc., Term Loan (First Lien),
	2.23% - 2.24%, 4/02/14		2,709	2,184,180
	West Corp., Term Loan B3, 7.25%, 11/08/13		3,444	3,420,838
				12,034,506

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (e)		(000)	Value
Computers & Peripherals -	Intergraph Corp., Term Loan (Second Lien), 6.26%,
0.2%	11/28/14	USD	1,000	$ 940,000
Consumer Finance - 1.0%	DaimlerChrysler Financial Services Americas LLC,
	Term Loan (First Lien), 4.24%, 8/03/12		4,575	4,395,811
Containers & Packaging -	Graham Packaging Co., LP, Term Loan B, 2.50%,
0.7%	10/07/11		1,485	1,433,768
	Graham Packaging Co., LP, Term Loan C, 6.75%,
	4/05/14		1,238	1,234,710
	Smurfit-Stone Container Canada, Inc., Tranche C, 2.50%,
	11/01/11		135	130,876
	Smurfit-Stone Container Canada, Inc., Tranche C-1
	Term Loan, 2.50%, 11/01/11		41	39,570
	Smurfit-Stone Container Enterprises, Inc., Deposit
	Funded Facility, 4.50%, 11/01/10		63	61,211
	Smurfit-Stone Container Enterprises, Inc.,
	Tranche B, 2.50%, 11/01/11		72	69,660
	Smurfit-Stone Container, Revolving Credit,
	2.75% - 5.00%, 11/12/09		104	101,407
	Smurfit-Stone Container, Revolving Credit
	U.S., 2.75% - 4.50%, 11/01/09		313	305,747
				3,376,949
Distributors - 0.2%	Keystone Automotive Operations, Inc., Loan,
	3.74% - 5.75%, 1/12/12		1,622	1,014,044
Diversified Consumer	Coinmach Service Corp., Term Loan, 3.24% - 3.27%,
Services - 2.3%	11/14/14		3,940	3,348,872
	Education Management Corp., Term Loan C, 2.06%,
	6/01/13		1,410	1,292,550
	Laureate Education Term Loan B, 7.00%, 12/31/14		6,000	5,782,500
				10,423,922
Diversified Financial	CIT Group Term Loan A, 9.50%, 1/20/12		6,825	6,921,690
Services - 2.5%	Reynolds Group Term Loan B, 6.25%, 10/28/15		4,600	4,588,500
				11,510,190
Diversified	Cavtel Holdings, LLC, Term Loan, 10.50%, 12/31/12		750	590,625
Telecommunication	Hawaiian Telcom Communications, Inc., Tranche C
Services - 1.8%	Term Loan, 4.75%, 5/30/14		1,621	1,156,717
	Integra Telecom Holdings, Inc., Term Loan (First
	Lien), 10.50%, 8/31/13		3,063	3,042,318
	PAETEC Holding Corp., Replacement Term Loan,
	2.73%, 2/28/13		603	566,509
	Wind Finance SL SA, Facility (Second Lien), 7.68%,
	12/17/14	EUR	2,000	3,020,718
				8,376,887
Electrical Equipment - 1.0%	Baldor Electric Co., Term Loan, 5.25%, 1/31/14	USD	2,747	2,725,723

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (e)		(000)	Value
	Generac Acquisition Corp., Term Loan (First Lien),
	2.78%, 11/10/13	USD	2,107	$ 1,904,482
				4,630,205
Electronic Equipment,	Flextronics International Ltd., A Closing Date Loan,
Instruments & Components -	2.53%, 10/01/14		1,064	973,073
1.1%	Flextronics International Ltd., Delayed Draw Term
	Loan, 2.76%, 10/01/12		306	279,619
	Flextronics International Ltd., Term Loan B, 2.54%,
	10/01/12		565	529,867
	L-1 Identity Solutions Operating Co., Term Loan,
	6.75%, 8/05/13		2,390	2,390,332
	Safenet, Inc., Loan (Second Lien), 6.24%, 4/12/15		1,250	1,071,875
				5,244,766
Energy Equipment &	Brock Holdings III, Inc., Term B Loan, 2.28% - 4.25%,		1,371	1,083,017
Services - 1.3%	2/26/14
	Dresser, Inc., Term Loan B, 2.52%, 5/04/14		1,237	1,134,259
	Dresser, Inc., Term Loan (Second Lien),
	5.99% - 6.02%, 5/04/15		1,500	1,353,750
	MEG Energy Corp., Delayed Draw Term Loan, 2.29%,
	4/02/13		1,230	1,117,479
	MEG Energy Corp., Initial Term Loan, 2.29%,
	4/03/13		1,206	1,096,180
				5,784,685
Food & Staples Retailing -	AB Acquisitions Topco 2 Ltd., (fka Alliance Boots),
3.4%	Facility B1, 3.52%, 7/09/15	GBP	2,800	4,031,513
	DS Waters of America, Inc., Term Loan, 4.29%,
	10/20/12	USD	500	429,167
	DSW Holdings, Inc., Loan, 2.54%, 10/29/12		1,379	1,282,343
	Pierre Foods Term Loan B, 8.50%, 9/23/14		1,254	1,260,270
	Pilot Travel Centers Term Loan B, 0.00%, 11/18/15		3,500	3,502,916
	Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		3,175	3,264,957
	SuperValu Term Loan B, 1.50%, 6/02/12		1,385	1,308,479
	WM. Bolthouse Farms, Inc., Term Loan (First Lien),
	5.50%, 12/16/12		754	730,925
				15,810,570
Food Products - 2.3%	Dole Food Co., Inc., Credit-Linked Deposit, 0.28% -
	7.50%, 4/12/13		442	444,072
	Dole Food Co., Inc., Tranche B Term Loan, 8.00%,
	4/12/13		608	611,324
	Solvest, Ltd. (Dole), Tranche C Term Loan, 8.00%,
	4/12/13		2,011	2,020,435
	Wm. Wrigley Jr. Co., Tranche B Term Loan, 6.50%,
	9/30/14		7,578	7,601,028
				10,676,859
Health Care Equipment &	Bausch & Lomb Inc., Delayed Draw Term Loan, 3.50%,
Supplies - 1.7%	4/24/15		29	27,081

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (e)		(000)	Value
	Bausch & Lomb Inc., Parent Term Loan, 2.00% -
	3.50%, 4/24/15	USD	87	$ 81,766
	Biomet, Inc., Dollar Term Loan, 3.25% - 3.29%,
	3/25/15		4,898	4,628,284
	DJO Finance LLC (ReAble Therapeutics Finance LLC),
	Term Loan, 3.23% - 3.28%, 5/20/14		2,948	2,766,966
	Hologic, Inc., Tranche B Term Loan, 3.50%, 3/31/13		378	369,516
	Iasis Healthcare, Delayed Draw Term Loan, 2.23%,
	3/14/14		27	24,940
	Iasis Healthcare, Line of Credit, 0.14% - 2.10%, 3/14/14		9	7,883
	Iasis Healthcare, Term Loan B, 2.23%, 3/14/14		77	70,958
				7,977,394
Health Care Providers &	CCS Medical, Inc. (Chronic Care), Term Loan (First
Services - 6.2%	Lien), 4.35%, 9/30/12 (a)(f)		1,250	654,166
	CCS Medical Return of Capital, 0.00%, 9/30/11		750	392,500
	CHS/Community Health Systems, Inc., Delayed Draw
	Term Loan, 2.51%, 7/25/14		455	415,368
	CHS/Community Health Systems, Inc., Funded Term
	Loan, 2.48% - 2.51%, 7/25/14		8,911	8,141,995
	Fresenius SE, Tranche B1 Term Loan, 6.75%, 9/26/14		2,510	2,515,023
	Fresenius SE, Tranche B2 Term Loan, 6.75%, 9/26/14		1,584	1,587,812
	HCA Inc., Tranche A-1 Term Loan, 1.78%, 11/17/12		11,315	10,505,946
	HealthSouth Corp., Term Loan, 2.54% - 2.55%, 3/10/13		661	614,458
	HealthSouth, Term Loan B2, 4.04% - 4.05%, 3/15/14		544	512,296
	Vanguard Health Holding Co. II, LLC (Vanguard Health
	System, Inc.), Replacement Term Loan, 2.49%,
	9/23/11		3,111	3,012,122
				28,351,686
Health Care Technology -	Sunquest Information Systems, Inc. (Misys Hospital
0.1%	Systems, Inc.), Term Loan, 3.54%, 10/13/14		545	495,950
Hotels, Restaurants &	Busch Entertainment Corp., Term Loan, 5.75%,
Leisure - 3.0%	5/05/16		2,875	2,875,719
	CCM Merger Inc. (Motor City Casino), Term Loan B,
	8.50%, 7/13/12		1,700	1,615,061
	Green Valley Ranch Gaming, LLC, Loan (Second Lien),
	3.55%, 8/16/14		1,750	393,750
	Harrah's Operating Co., Inc., Term Loan B-2, 3.28%,
	1/28/15		1,856	1,437,990
	Harrah's Operating Term Loan B, 9.50%, 10/31/16		3,000	2,903,250
	Lake at Las Vegas Joint Venture / LLV-1, LLC,
	Revolving Loan Credit-Linked Deposit Account,
	14.35%, 6/20/12 (a)(f)		361	6,019
	Lake at Las Vegas Joint Venture / LLV-1, LLC, Term
	Loan, 14.35%, 6/20/12 (a)(f)		3,646	60,765
	Penn National Gaming, Inc., Term Loan B, 1.99% -
	2.03%, 10/03/12		1,653	1,575,945
	QCE, LLC (Quiznos), Term Loan (Second Lien),
	6.03%, 11/05/13		1,532	1,232,961

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (e)		(000)	Value
	VML US Finance LLC (aka Venetian Macau), Term B
	Funded Project Loan, 5.79%, 5/27/13	USD	1,616	$ 1,528,072
				13,629,532
Household Durables - 1.3%	American Achievement Corp., Tranche B Term Loan,
	6.25%, 3/25/11		866	770,911
	Jarden Corp., Term Loan B3, 2.78%, 1/24/12		1,142	1,110,211
	Simmons Bedding Co., Tranche D Term Loan, 10.50%,
	12/19/11		4,269	4,205,136
				6,086,258
IT Services - 3.1%	Audio Visual Services Group, Inc., Loan (Second Lien),
	6.79%, 8/28/14		1,588	158,800
	Audio Visual Services Group, Inc., Tranche B Term
	Loan (First Lien), 2.54%, 2/28/14		1,347	922,397
	Ceridian Corp., U.S. Term Loan, 3.24% - 3.28%, 11/09/14		2,213	1,907,844
	First Data Corp., Initial Tranche B-1 Term Loan,
	2.99% - 3.04%, 9/24/14		1,048	871,908
	First Data Corp., Initial Tranche B-2 Term Loan,
	3.03% - 3.04%, 9/24/14		8,225	6,831,159
	RedPrairie Corp., Tack-on Loan, 3.38%, 7/20/12		259	243,983
	RedPrairie Corp., Term Loan B, 3.31% - 5.25%,
	7/20/12		431	405,566
	SunGard Data Systems Inc. (Solar Capital Corp.),
	Incremental Term Loan, 6.75%, 2/28/14		2,990	3,006,382
				14,348,039
Independent Power	Dynegy Holdings Inc., Term Letter of Credit Facility
Producers & Energy	Term Loan, 3.99%, 4/02/13		1,897	1,790,824
Traders - 1.9%	Dynegy Holdings Inc., Tranche B Term Loan, 3.99%,
	4/02/13		153	144,530
	Texas Competitive Electric Holdings Co., LLC (TXU),
	Initial Tranche B-2 Term Loan, 3.75% - 3.78%, 10/10/14		6,392	4,760,956
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial
	Tranche B-3 Term Loan, 3.74% - 3.78%, 10/10/14		3,032	2,239,278
				8,935,588
Industrial Conglomerates -	Sequa Corp., Term Loan, 3.58% - 3.94%,
0.4%	12/03/14		2,383	2,058,343
Insurance - 0.3%	Alliant Holdings I, Inc., Term Loan, 3.28%,
	8/21/14		1,709	1,546,470
Internet Software &	Channel Master Holdings, Inc., Revolver,
Services - 0.0%	8.31%, 11/15/04 (f)(g)		128	-
	Channel Master Holdings, Inc., Term Loan, 9.00%,
	11/15/04 (f)(g)		1,014	-
				-
Leisure Equipment &	Fender Musical Instruments Corp., Delayed
Products - 0.6%	Draw Loan, 2.54%, 6/09/14		659	557,220
	Fender Musical Instruments Corp., Initial Loan, 2.54%,
	6/09/14		1,306	1,103,155

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (e)		(000)	Value
	True Temper Sports, Inc., Debtor in Possession,
	8.25%, 4/12/10	USD	811	$ 770,315
	True Temper Sports, Inc., Term Loan, 7.50%,
	3/15/11		243	226,862
				2,657,552
Life Sciences Tools &	Life Technologies Corp., Term B Facility, 5.25%,
Services - 0.9%	11/23/15		4,168	4,159,140
Machinery - 2.1%	Accuride, Term Loan, 6.00%, 1/31/12		2,290	2,272,825
	Navistar Financial Corp., Tranche A Term Loan,
	2.25%, 3/27/10		3,163	3,112,051
	Oshkosh Truck Corp., Term Loan B, 6.29% - 6.33%,
	12/06/13		4,134	4,120,165
				9,505,041
Media - 20.1%	Alpha Topco Ltd. (Formula One), Facility D, 3.73%,
	6/30/14		1,000	823,929
	Catalina Marketing Corp., Initial Term Loan, 2.99%,
	10/01/14		1,487	1,378,827
	Cengage Learning Acquisitions, Inc. (Thomson
	Learning), Tranche 1 Incremental Term Loan, 7.50%,
	7/03/14		7,519	7,396,747
	Cequel Communications, LLC, Term Loan, 2.26% -
	4.25%, 11/05/13		4,307	3,972,643
	Cequel Communications, LLC, Tranche A Term Loan
	(Second Lien), 4.76%, 5/05/14		5,000	4,762,500
	Charter Communications Operating, LLC, New Term
	Loan, 2.24% - 2.26%, 3/06/14		2,921	2,699,759
	Charter Communications, Term Loan B1, 7.25%,
	3/25/14		6,497	6,562,067
	FoxCo Acquisition Subordinate, LLC, Term Loan,
	7.25% - 7.50%, 7/14/15		1,335	1,231,595
	HMH Publishing Co. Ltd., Mezzanine, 17.50%,
	11/14/14		1,135	227,039
	HMH Publishing Co. Ltd., Tranche A Term Loan,
	5.28%, 6/12/14		4,378	3,715,605
	Hanley-Wood, LLC (FSC Acquisition), Term Loan,
	2.48% - 2.53%, 3/08/14		2,222	933,128
	Harland Clarke Holdings Corp. (fka Clarke American Corp.),
	Tranche B Term Loan, 2.73% - 2.78%, 6/30/14		2,278	1,869,411
	Insight Midwest Holdings, LLC, Term Loan B, 2.29%,
	4/07/14		3,075	2,870,731
	Intelsat Corp. (fka PanAmSat Corp.), Tranche B-2-A
	Term Loan, 2.74%, 1/03/14		911	843,699
	Intelsat Corp. (fka PanAmSat Corp.), Tranche B-2-B
	Term Loan, 2.74%, 1/03/14		910	843,289
	Intelsat Corp. (fka PanAmSat Corp.), Tranche B-2-C
	Term Loan, 2.74%, 1/03/14		910	843,289
	Intelsat Subsidiary Holding Co. Ltd., Tranche B Term
	Loan, 2.74%, 1/03/14		1,957	1,831,126

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (e)		(000)	Value
	Lamar Media Corp., Series B Incremental Loan, 5.50%,
	9/28/12	USD	5,504	$ 5,459,683
	Lamar Media Corp., Series E Incremental Loan, 5.50%,
	3/15/13		975	969,491
	Local TV Finance, LLC, Term Loan, 2.24%, 5/07/13		1,231	1,004,379
	MCC Iowa LLC (Mediacom Broadband Group), Tranche
	E Term Loan, 6.50%, 1/03/16		2,388	2,389,402
	MCNA Cable Holdings LLC (OneLink Communications), Loan,
	7.23%, 3/01/13 (d)		1,289	515,574
	Mediacom Illinois, LLC (fka Mediacom
	Communications, LLC), Tranche D Term Loan, 5.50%,
	3/31/17		1,500	1,494,375
	Metro-Goldwyn-Mayer Inc., Tranche B Term Loan,
	20.50%, 4/09/12		1,425	890,625
	Multicultural Radio Broadcasting, Inc., Term Loan,
	2.99% - 5.00%, 12/18/12		505	379,031
	NTL Cable Plc, Term Loan, 4.40%, 11/19/37	GBP	199	319,525
	New Vision Exit, Term Loan, 13.00%, 10/01/12	USD	124	124,464
	Newsday, LLC, Floating Rate Term Loan, 6.53%,
	8/01/13		2,500	2,468,750
	Nielsen Co., Term Loan B, 3.99%, 5/01/16		6,157	5,626,882
	Nielsen Finance LLC, Dollar Term Loan, 2.24%,
	8/09/13		2,456	2,206,791
	Penton Media, Inc., Loan (Second Lien), 5.28%,
	2/01/14		500	101,667
	Penton Media, Inc., Term Loan (First Lien), 2.48% -
	2.53%, 2/01/13		488	318,703
	Sinclair Broadcast Group, Term Loan B, 6.50%,
	10/16/15		2,250	2,250,938
	Springer, Term Loan B, 3.14%, 9/16/11	EUR	1,889	2,718,727
	Springer, Term Loan C, 3.47%, 9/17/12		139	200,202
	Sunshine Acquisition Ltd. (aka HIT Entertainment),
	Term Facility, 2.53%, 3/20/12	USD	4,243	3,638,528
	TWCC Holding Corp., Term Loan, 7.25%, 9/14/15		3,676	3,676,432
	UPC Financing Partnership, Facility U, 4.43%,
	12/31/17	EUR	2,100	2,909,659
	Virgin Media Investment Holdings Ltd., B1 Facility,
	4.17%, 7/30/12	GBP	823	1,322,001
	Virgin Media Investment Holdings Ltd., B1 Facility,
	4.43%, 7/30/12		1,141	1,832,354
	Virgin Media Investment Holdings Ltd., B7 Facility,
	4.40%, 9/03/12		403	643,415
	Virgin Media Investment Holdings Ltd., C Facility,
	4.40%, 9/03/12		1,097	1,749,747
	Virgin Media Investment Holdings Ltd., C Facility,
	0.00%, 7/17/13		600	916,588

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (e)		(000)	Value
	Virgin Media Investment Holdings Ltd., C Facility,
	4.40%, 7/17/13	GBP	131	$ 210,458
	World Color Press Inc. and World Color
	(USA) Corp. (fka Quebecor World Inc.),
	Advance, 9.00%, 7/23/12	USD	1,797	1,801,242
	Yell Group Plc TPI, Term Loan A, 7.12%, 8/09/11		1,750	1,601,250
				92,546,267
Metals & Mining - 0.5%	Essar Steel Algoma Inc. (fka Algoma Steel Inc.), Term
	Loan, 8.00%, 6/20/13		2,428	2,287,983
Multi-Utilities - 0.7%	Energy Transfer Equity, LP, Term Loan, 1.98%,
	11/01/12		750	729,844
	FirstLight Power Resources, Inc. (fka NE Energy, Inc.),
	Synthetic Letter of Credit, 2.65%, 11/01/13		226	205,495
	FirstLight Power Resources, Inc. (fka NE Energy, Inc.),
	Term B Advance (First Lien), 2.81%, 11/01/13		1,774	1,615,755
	Mach Gen, LLC, Synthetic Letter of Credit Loan (First
	Lien), 2.25%, 2/22/13		69	63,236
	USPF Holdings, LLC, Term Loan, 1.99%, 4/11/14		884	839,516
				3,453,846
Multiline Retail - 0.6%	Dollar General Corp., Tranche B-1 Term
	Loan, 2.98% - 3.03%, 7/07/14		2,294	2,148,565
	Dollar General Corp., Tranche B-2 Term Loan, 2.98%,
	7/07/14		499	464,322
	The Neiman Marcus Group Inc., Term Loan,
	2.24% - 2.32%, 4/06/13		280	238,156
				2,851,043
Oil, Gas & Consumable	Big West Oil, LLC, Delayed Advance Loan, 4.50%,
Fuels - 1.2%	5/15/14		1,517	1,441,620
	Big West Oil, LLC, Initial Advance Loan, 4.50%,
	5/15/14		1,207	1,146,551
	ScorpionDrilling Ltd., Loan (Second Lien), 7.78%,
	5/08/14		2,500	2,312,500
	Vulcan Energy Term Loan B, 5.50%, 9/30/15		375	375,938
				5,276,609
Packaging - 0.5%	Berry Plastics Corp. Term Loan C, 2.30%,
	4/02/15		2,863	2,407,587
Paper & Forest Products -	Georgia-Pacific LLC, Term Loan B, 2.24% - 2.28%,
1.3%	12/20/12		1,514	1,437,005
	Georgia-Pacific LLC, Term Loan B, 2.24% - 2.30%,
	12/22/12		4,920	4,669,704
	NewPage Corp., Term Loan, 9.50%, 12/22/14		- (h)	1
				6,106,710
Personal Products - 0.6%	American Safety Razor Co., LLC, Term Loan (First
	Lien), 2.79%, 7/25/13		500	469,167
	American Safety Razor Co., LLC, Term Loan (Second
	Lien), 6.54%, 1/30/14		2,050	1,684,417

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (e)		(000)	Value
	Revlon, Term Loan B, 4.29%, 1/15/12	USD	500	$ 480,000
				2,633,584
Pharmaceuticals - 1.0%	Warner Chilcott Co., Inc., Tranche B Acquisition Date
	Term Loan, 1.75%, 1/18/12		- (h)	1
	Warner Chilcott, Term Loan A, 5.50%, 10/14/14		1,729	1,722,320
	Warner Chilcott, Term Loan B, 5.75%, 3/30/15		864	861,160
	Warner Chilcott, Term Loan B1, 5.75%, 4/30/15		1,902	1,894,552
				4,478,033
Professional Services - 0.5%	Booz Allen Hamilton Inc., Tranche B Term Loan,
	7.50%, 7/31/15		2,368	2,361,282
Real Estate Management &	Mattamy Funding Partnership, Loan, 2.56%, 4/11/13		2,895	2,316,000
Development - 1.3%	Realogy Corp., Delayed Draw Term Loan, 3.15%, 10/10/13		1,200	1,017,500
	Realogy Corp., Initial Term Loan B, 3.29%, 10/10/13		2,561	2,171,181
	Realogy Corp., Synthetic Letter of Credit, 0.09%,
	10/10/13		689	584,549
				6,089,230
Specialty Retail - 0.9%	Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan,
	2.49%, 10/21/13		750	688,750
	General Nutrition Centers, Inc., Term
	Loan, 2.49% - 2.54%, 9/16/13		550	504,825
	Michaels Stores, Inc., Term Loan B, 2.56%, 10/31/13		1,099	945,728
	Michaels Stores, Inc., Term Loan B, 4.81%, 7/31/16		2,009	1,783,156
				3,922,459
Textiles, Apparel & Luxury	Hanesbrands Inc., Term Loan B, 5.03%, 9/05/13		873	871,547
Goods - 0.3%	Springer, Term Loan E, 0.00%, 9/16/12		722	691,789
				1,563,336
Trading Companies &	Beacon Sales Acquisition, Inc., Term B
Distributors - 0.2%	Loan, 2.23% - 2.29%, 9/30/13		950	883,548
Wireless	Digicel International Finance Ltd., Tranche A, 2.81%,
Telecommunication	3/30/12		3,729	3,570,749
Services - 1.4%	MetroPCS Wireless, Inc., Tranche B Term Loan, 2.50% -
	2.56%, 11/03/13		2,220	2,045,281
	Ntelos Inc., Term B Advance, 5.75%, 8/07/15		800	798,000
				6,414,030
	Total Floating Rate Loan Interests - 84.2%			388,077,513
			Beneficial
			Interest
	Other Interests (i)		(000)
Diversified Financial	JG Wentworth LLC Preferred Equity
Services - 0.4%	Interests		1	1,830,064
Media - 0.0%	New Vision LLC Holdings		11	88,557
	Total Other Interests - 0.4%			1,918,621

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
	Warrants (j)	Shares	Value
Media - 0.0%	Cumulus Media (expires 12/31/19)	1,543	$ 1,667
	New Vision Holdings LLC (expires 9/30/14)	48,636	486
	Total Warrants - 0.0%		2,153
	Total Long-Term Investments
	(Cost - $505,474,824) - 99.4%		458,271,250
	Short-Term Securities
	BlackRock Liquidity Funds, TempFund,
	Institutional Class, 0.16% (k)(l)	11,830,359	11,830,359
	Total Short-Term Securities
	(Cost - $11,830,359) - 2.6%		11,830,359
	Total Investments
	(Cost - $517,305,183*) - 102.0%		470,101,609
	Liabilities in Excess of Other Assets - (2.0)%		(9,395,342)
	Net Assets - 100.0%		$ 460,706,267

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 517,414,120
Gross unrealized appreciation	$ 8,870,285
Gross unrealized depreciation	(56,182,796)
Net unrealized depreciation	$ (47,312,511)

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c) Convertible security.
(d) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(e) Variable rate security. Rate shown is as of report date.
(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.

(h) Amount is less than $1,000.
(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-
income producing.

(j) Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-
income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(k) Investments in companies considered to be an affiliate of the Master LLC for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

		Net
Affiliate		Activity	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	USD	(21,778,064)	$ 9,664

(l) Represents the current yield as of report date.

• For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2009 (Unaudited)
• Foreign currency exchange contracts as of November 30, 2009 were as follows:

						Unrealized
Currency			Currency		Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
USD	15,027,024	EUR	10,105,500	Citibank NA	1/20/10	$ (144,144)
USD	2,799,340	EUR	1,885,000	Deutsche Bank AG	1/20/10	(30,570)
USD	597,676	CAD	621,000	Goldman Sachs	1/27/10	9,279
				Bank USA
USD	9,928,688	GBP	6,080,500	Citibank NA	1/27/10	(70,457)
Total						$ (235,892)

• Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its annual report.

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2009 (Unaudited)

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Master LLC's investments:

		Investments in
Valuation		Securities
		Assets
Level 1
Long-Term Investments:
	Common Stocks	$ 650,969
Short-Term Securities		11,830,359
Total Level 1		12,481,328
Level 2
Long-Term Investments:
Common Stocks		749,518
	Corporate Bonds	60,428,615
Floating Rate Loan Interests		287,646,608
Warrants		1,667
Total Level 2		348,826,408
Level 3
Long-Term Investments:
Common Stocks		16,332
	Corporate Bonds	6,427,529
Floating Rate Loan Interests		100,430,905
Other Interests		1,918,621
Warrants		486
Total Level 3		108,793,873
Total		$ 470,101,609
Valuation
Inputs	Other Financial Instruments[1]
	Assets	Liabilities
Level 1	-	-
Level 2	$ 9,279	$ (245,171)
Level 3	-	(130,632)
Total	$ 9,279	$ (375,803)

1Other financial instruments are foreign currency exchange
contracts and unfunded loan commitments, which are shown
at the unrealized appreciation/depreciation on the
instrument.

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2009 (Unaudited)
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
			Investments in Securities
	Common	Corporate	Floating Rate	Other
	Stocks	Bonds	Loan Interests	Interests	Warrants	Total
Balance, as of August 31,
2009	$ 16,332	$ 6,417,361	$ 97,288,159	$ 777,120	-	$ 104,498,972
Accrued discounts/premiums	-	-	-	-	-	-
Realized gain (loss)	-	(3,718)	(10,578,865)	-	-	(10,582,583)
Change in unrealized appreciation/
depreciation[1]	-	3,345	20,740,038	1,052,944	-	21,796,327
Net purchases (sales)	-	10,541	(23,189,668)	-	-	(23,179,127)
Net transfers in/out of
Level 3	-	-	16,171,241	88,557	$ 486	16,260,284
Balance, as of November 30,
2009	$ 16,332	$ 6,427,529	$ 100,430,905	$ 1,918,621	$ 486	$ 108,793,873
[1] The change in unrealized appreciation/depreciation on securities still held at November 30, 2009 was $11,286,735.

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3)
used in determining fair value:

Other Financial
Instruments[2]
Liabilities
Balance, as of August 31, 2009	$ (112,385)
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Net purchases (sales)	-
Net transfers in/out of Level 3	(18,247)
Balance, as of November 30, 2009	$ (130,632)

2 Other financial instruments are unfunded loan commitments.

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants'
internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate LLC

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate LLC

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate LLC

Date: January 22, 2010